COVER LETTER

May 27, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds
(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in one Prospectus for the MassMutual Select Blue Chip Growth Fund, dated April 1, 2015, and one Prospectus for the MassMutual RetireSMARTSM 2055 Fund, dated April 1, 2015, revised as of April 2, 2015, as filed under Rule 497(e) on May 12, 2015. The purpose of this filing is to submit the 497(e) filing dated May 12, 2015 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-2241.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MassMutual Select Funds